Parametric
Emerging Markets Fund
April 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 100.0%
Security	Shares	Value
Argentina — 1.1%
Bioceres Crop Solutions Corp.(1)(2)	2,400	$ 10,200
Central Puerto SA ADR(1)	7,000	73,570
Cresud SACIF y A ADR(1)(2)	4,131	45,400
Grupo Financiero Galicia SA ADR(1)	2,555	154,322
IRSA Inversiones y Representaciones SA ADR	4,613	64,074
Loma Negra Cia Industrial Argentina SA ADR(1)(2)	8,024	89,869
MercadoLibre, Inc.(1)	397	925,347
Pampa Energia SA ADR(1)	1,829	129,841
Telecom Argentina SA ADR(1)(2)	6,900	66,171
Transportadora de Gas del Sur SA, Class B ADR(1)	2,413	61,363
YPF SA ADR(1)	9,524	283,815
		$ 1,903,972
Bahrain — 0.3%
Al Salam Bank BSC	703,095	$ 379,210
GFH Financial Group BSC	612,932	176,754
		$ 555,964
Bangladesh — 0.4%
Bangladesh Export Import Co. Ltd.(1)(3)	70,279	$ 45,642
Beximco Pharmaceuticals Ltd.	100,930	76,068
City Bank PLC(1)	314,253	59,307
GrameenPhone Ltd.	18,840	46,310
Heidelberg Materials Bangladesh PLC(1)	18,065	32,740
Jamuna Oil Co. Ltd.	22,841	32,222
Olympic Industries Ltd.	24,067	29,994
Pubali Bank PLC	155,990	35,045
Renata PLC	6,549	26,347
Square Pharmaceuticals PLC	128,709	225,454
Summit Power Ltd.	107,026	12,176
Titas Gas Transmission & Distribution Co. Ltd.	150,108	23,879
Unique Hotel & Resorts PLC	71,627	21,526
United Commercial Bank PLC	741,745	62,012
		$ 728,722
Botswana — 0.6%
Botswana Insurance Holdings Ltd.	63,055	$ 105,871
First National Bank of Botswana Ltd.	256,849	97,517
Letshego Africa Holdings Ltd.(1)	648,236	49,670
Sechaba Breweries Holdings Ltd.	295,128	749,251
		$ 1,002,309
Security	Shares	Value
Brazil — 5.3%
Adecoagro SA	2,632	$ 24,583
Alpargatas SA, PFC Shares	51,100	66,631
Ambev SA	142,850	366,744
Arcos Dorados Holdings, Inc., Class A	8,100	61,965
Atacadao SA	45,100	67,946
Azzas 2154 SA	10,190	57,170
B3 SA - Brasil Bolsa Balcao	26,000	61,803
Banco Bradesco SA, PFC Shares	43,292	104,737
BRF SA	20,900	83,598
CCR SA	26,700	63,278
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	33,600	285,548
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	12,660	254,063
Cia Energetica de Minas Gerais, PFC Shares	54,340	104,847
Cia Siderurgica Nacional SA	27,600	45,229
Cogna Educacao SA	409,436	186,135
Cosan SA	39,700	54,354
Cyrela Brazil Realty SA Empreendimentos e Participacoes	23,700	103,526
Direcional Engenharia SA	17,400	111,449
Embraer SA ADR(1)	9,248	424,853
Energisa SA	21,400	173,232
Eneva SA(1)	44,400	105,697
Engie Brasil Energia SA	8,250	60,431
Equatorial Energia SA	27,300	177,072
Fleury SA	31,395	71,861
Gerdau SA, PFC Shares	20,034	52,917
Hapvida Participacoes e Investimentos SA(1)(4)	495,920	202,732
Hypera SA	36,000	153,004
Itau Unibanco Holding SA, PFC Shares	33,132	207,719
Itausa SA, PFC Shares	61,470	115,896
JBS SA	20,225	157,092
Klabin SA, PFC Shares	114,180	74,039
Localiza Rent a Car SA	20,789	157,369
Lojas Renner SA	106,322	273,713
LWSA SA(4)	73,600	46,817
Magazine Luiza SA	27,330	44,883
Marfrig Global Foods SA	38,855	147,063
Multiplan Empreendimentos Imobiliarios SA	30,700	139,242
Natura & Co. Holding SA(1)	41,000	68,705
NU Holdings Ltd., Class A(1)	21,500	267,245
Petroleo Brasileiro SA, PFC Shares	149,100	787,910
Prio SA(1)	7,000	41,580
Raia Drogasil SA	46,472	162,463
Raizen SA, PFC Shares	135,400	43,184
Rede D'Or Sao Luiz SA(4)	80,300	453,064
Rumo SA	37,219	127,230

Parametric
Emerging Markets Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Brazil (continued)
Sendas Distribuidora SA	51,145	$ 82,821
Smartfit Escola de Ginastica e Danca SA	25,000	107,706
StoneCo Ltd., Class A(1)	4,900	68,894
Suzano SA	10,620	93,715
Telefonica Brasil SA	48,160	235,832
TIM SA	80,550	268,966
TOTVS SA	43,070	285,507
Vale SA	66,647	620,770
Vibra Energia SA	102,100	338,225
Vivara Participacoes SA	17,400	67,789
WEG SA	31,104	244,660
YDUQS Participacoes SA	24,300	61,187
		$ 9,316,691
Bulgaria — 0.3%
CB First Investment Bank AD(1)	101,904	$ 234,708
Chimimport AD(1)	164,922	67,817
MonBat AD(1)	28,235	41,614
Sopharma AD	61,906	208,708
		$ 552,847
Chile — 2.6%
Aguas Andinas SA, Series A	483,322	$ 178,600
Banco de Chile	2,960,094	434,531
Banco de Credito e Inversiones SA	3,443	136,354
Banco Santander Chile	3,218,212	194,577
CAP SA(1)	7,626	39,222
Cencosud SA	133,252	455,952
Cia Cervecerias Unidas SA	16,853	129,393
Cia Sud Americana de Vapores SA	4,277,766	236,276
Colbun SA	624,587	97,617
Embotelladora Andina SA, Class B, PFC Shares	51,948	222,190
Empresa Nacional de Telecomunicaciones SA	24,183	69,978
Empresas CMPC SA	45,100	70,730
Empresas COPEC SA	45,024	309,071
Enel Americas SA	1,632,285	160,282
Enel Chile SA	1,903,814	134,710
Falabella SA	131,123	595,398
Parque Arauco SA	232,299	534,816
Quinenco SA	9,770	41,055
Ripley Corp. SA(1)	156,610	72,410
Sociedad Matriz SAAM SA	1,031,318	129,610
Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares	6,900	237,557
Security	Shares	Value
Chile (continued)
SONDA SA	225,936	$ 91,282
Vina Concha y Toro SA	92,943	115,235
		$ 4,686,846
China — 15.1%
3SBio, Inc.(4)	98,000	$ 151,104
AAC Technologies Holdings, Inc.	27,000	129,248
Aier Eye Hospital Group Co. Ltd., Class A	24,105	43,121
Air China Ltd., Class H(1)(2)	178,000	106,044
Alibaba Group Holding Ltd. ADR	6,400	764,352
Aluminum Corp. of China Ltd., Class H	144,000	77,290
Angang Steel Co. Ltd., Class H(1)	306,400	57,974
Anhui Conch Cement Co. Ltd., Class H	54,500	153,530
ANTA Sports Products Ltd.	15,000	177,237
Baidu, Inc. ADR(1)(2)	1,632	143,322
Bank of Beijing Co. Ltd., Class A	182,760	151,014
Bank of China Ltd., Class H	321,000	179,238
Bank of Ningbo Co. Ltd., Class A	19,850	65,375
BeiGene Ltd. ADR(1)	1,900	493,639
Beijing Capital International Airport Co. Ltd., Class H(1)	308,000	111,031
Beijing Enterprises Holdings Ltd.	39,500	160,274
Beijing Enterprises Water Group Ltd.	290,000	91,597
Beijing Originwater Technology Co. Ltd., Class A	39,363	24,038
BOE Technology Group Co. Ltd., Class A	341,100	180,397
BYD Co. Ltd., Class H	7,654	363,536
BYD Electronic International Co. Ltd.(2)	29,000	120,362
Changchun High-Tech Industry Group Co. Ltd., Class A(1)	6,200	75,077
Changjiang Securities Co. Ltd., Class A	112,200	99,176
Chengdu Xingrong Environment Co. Ltd., Class A	125,700	122,744
China Coal Energy Co. Ltd., Class H	144,000	148,782
China Communications Services Corp. Ltd., Class H	118,000	61,454
China Construction Bank Corp., Class H	297,630	244,482
China Everbright Environment Group Ltd.	234,925	108,549
China Gas Holdings Ltd.	165,400	149,544
China Jinmao Holdings Group Ltd.	352,000	52,085
China Life Insurance Co. Ltd., Class H	35,000	63,966
China Longyuan Power Group Corp. Ltd., Class H	188,000	148,516
China Mengniu Dairy Co. Ltd.	58,000	144,458
China Merchants Bank Co. Ltd., Class H	18,024	98,314
China Merchants Port Holdings Co. Ltd.	42,035	68,243
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	74,674	94,096
China National Building Material Co. Ltd., Class H	166,000	80,493
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	15,200	48,752
China Oilfield Services Ltd., Class H	198,000	154,838

Parametric
Emerging Markets Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
China Overseas Land & Investment Ltd.	115,160	$ 204,311
China Petroleum & Chemical Corp., Class H	909,741	464,397
China Railway Group Ltd., Class H	281,000	120,905
China Resources Beer Holdings Co. Ltd.	34,000	119,517
China Resources Gas Group Ltd.	49,000	136,877
China Resources Land Ltd.	86,000	289,356
China Resources Medical Holdings Co. Ltd.(2)	163,000	76,735
China Resources Power Holdings Co. Ltd.(2)	69,600	167,904
China Shenhua Energy Co. Ltd., Class H	129,500	486,680
China Shineway Pharmaceutical Group Ltd.	110,000	102,659
China Southern Airlines Co. Ltd., Class H(1)	108,000	44,354
China State Construction Engineering Corp. Ltd., Class A	156,440	118,703
China Tourism Group Duty Free Corp. Ltd., Class A	6,700	58,484
China Travel International Investment Hong Kong Ltd.	714,855	92,881
China Vanke Co. Ltd., Class H(1)(2)	149,577	102,539
China Yangtze Power Co. Ltd., Class A	112,600	457,238
CITIC Ltd.	142,000	172,625
CMOC Group Ltd., Class H	132,000	103,630
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	130,000	103,108
COSCO SHIPPING Holdings Co. Ltd., Class H(2)	61,866	93,358
COSCO SHIPPING Ports Ltd.	110,000	56,939
Country Garden Holdings Co. Ltd.(1)	400,880	21,651
Country Garden Services Holdings Co. Ltd.	56,589	50,522
CSPC Pharmaceutical Group Ltd.	239,760	188,844
Daqo New Energy Corp. ADR(1)(2)	1,900	24,206
Dong-E-E-Jiao Co. Ltd., Class A	16,200	121,223
East Money Information Co. Ltd., Class A	24,751	70,204
Focus Media Information Technology Co. Ltd., Class A	196,344	194,896
Ganfeng Lithium Group Co. Ltd., Class A	14,770	60,827
GDS Holdings Ltd. ADR(1)(2)	9,300	234,453
Gemdale Corp., Class A	80,700	47,637
Great Wall Motor Co. Ltd., Class H(2)	50,000	71,450
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	86,500	49,884
Guangdong Investment Ltd.	186,000	150,514
Guangdong Land Holdings Ltd.(1)	35,898	1,056
Haier Smart Home Co. Ltd., Class H	47,553	138,000
Han's Laser Technology Industry Group Co. Ltd., Class A	23,400	74,553
Hengan International Group Co. Ltd.	24,500	66,054
Huadian Power International Corp. Ltd., Class H(2)	240,000	134,404
Huadong Medicine Co. Ltd., Class A	32,753	175,063
Huaneng Power International, Inc., Class H	222,000	137,518
Huayu Automotive Systems Co. Ltd., Class A	53,308	130,855
Hubei Energy Group Co. Ltd., Class A	94,014	59,949
Hundsun Technologies, Inc., Class A	31,491	112,912
Iflytek Co. Ltd., Class A	34,550	224,213
Industrial & Commercial Bank of China Ltd., Class H	291,000	199,338
Security	Shares	Value
China (continued)
Industrial Bank Co. Ltd., Class A	25,302	$ 72,766
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(1)	707,000	168,309
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	53,200	217,989
Innovent Biologics, Inc.(1)(4)	44,000	304,740
JD.com, Inc. ADR	6,406	208,964
Jiangsu Expressway Co. Ltd., Class H	108,000	134,393
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	38,761	272,390
Jiangsu Yanghe Distillery Co. Ltd., Class A	11,800	111,468
Jiangxi Copper Co. Ltd., Class H	42,000	70,572
Jinke Property Group Co. Ltd., Class A(1)	130,499	24,235
KE Holdings, Inc. ADR	20,700	420,210
Kingboard Holdings Ltd.	34,600	92,950
Kingdee International Software Group Co. Ltd.(1)	99,000	168,378
Kingsoft Corp. Ltd.	32,800	163,423
Kunlun Energy Co. Ltd.	136,000	129,632
Kweichow Moutai Co. Ltd., Class A	2,900	617,846
Lee & Man Paper Manufacturing Ltd.(2)	275,000	73,900
Lenovo Group Ltd.	204,000	235,942
Lepu Medical Technology Beijing Co. Ltd., Class A	33,300	51,438
Li Ning Co. Ltd.	21,208	39,984
Longfor Group Holdings Ltd.(2)(4)	80,500	107,675
LONGi Green Energy Technology Co. Ltd., Class A	63,389	128,347
Luxshare Precision Industry Co. Ltd., Class A	71,034	302,360
Luye Pharma Group Ltd.(1)(2)(4)	249,500	64,777
Maanshan Iron & Steel Co. Ltd., Class H(1)	286,000	60,397
Meituan, Class B(1)(4)	8,073	133,668
NARI Technology Co. Ltd., Class A	59,068	180,223
NetEase, Inc. ADR	2,610	279,427
Nine Dragons Paper Holdings Ltd.(1)(2)	195,000	71,566
OFILM Group Co. Ltd., Class A(1)	65,800	102,020
PetroChina Co. Ltd., Class H	784,000	599,084
Ping An Bank Co. Ltd., Class A	35,488	53,353
Ping An Insurance Group Co. of China Ltd., Class H	24,500	146,633
Poly Developments and Holdings Group Co. Ltd., Class A	94,900	109,306
Power Construction Corp. of China Ltd., Class A	53,800	34,980
SAIC Motor Corp. Ltd., Class A	55,100	123,385
Sanan Optoelectronics Co. Ltd., Class A	84,900	143,677
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	81,150	73,202
Shandong Gold Mining Co. Ltd., Class A	50,680	212,155
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	112,000	82,439
Shanghai Electric Group Co. Ltd., Class H(1)(2)	282,000	92,664
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	41,000	61,674
Shenzhen Inovance Technology Co. Ltd., Class A	10,400	102,370
Shenzhen Investment Ltd.	674,000	68,564
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	171,300	105,274

Parametric
Emerging Markets Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Siasun Robot & Automation Co. Ltd., Class A(1)	55,000	$ 126,486
Sichuan Chuantou Energy Co. Ltd., Class A	88,600	207,201
Sino Biopharmaceutical Ltd.	475,500	238,796
Sino-Ocean Group Holding Ltd.(1)	659,000	15,217
Sinopec Shanghai Petrochemical Co. Ltd., Class H(1)	469,000	69,466
Sinopharm Group Co. Ltd., Class H	60,400	142,348
Sunny Optical Technology Group Co. Ltd.	26,700	224,661
Tencent Holdings Ltd.	31,839	1,950,169
Tingyi (Cayman Islands) Holding Corp.	56,000	101,155
Tongling Nonferrous Metals Group Co. Ltd., Class A	424,000	184,658
Trip.com Group Ltd. ADR	2,954	174,256
Tsingtao Brewery Co. Ltd., Class H	13,566	95,864
Vnet Group, Inc. ADR(1)	14,100	88,689
Wanhua Chemical Group Co. Ltd., Class A	8,165	61,256
Want Want China Holdings Ltd.	162,920	106,617
Weichai Power Co. Ltd., Class H	53,742	104,845
Weimob, Inc.(1)(2)(4)	219,000	47,181
WH Group Ltd.(4)	248,121	221,872
Wuliangye Yibin Co. Ltd., Class A	15,200	269,391
Wuxi Biologics Cayman, Inc.(1)(4)	90,000	261,398
Xiaomi Corp., Class B(1)(4)	140,000	896,308
Xinyi Solar Holdings Ltd.(2)	170,000	56,535
Yangzijiang Financial Holding Ltd.	326,900	178,232
Yangzijiang Shipbuilding Holdings Ltd.(1)	40,900	70,060
Yankuang Energy Group Co. Ltd., Class H(2)	124,100	129,613
Yuan Longping High-tech Agriculture Co. Ltd., Class A	65,900	91,689
Yuexiu Property Co. Ltd.(2)	128,000	77,252
Yunnan Baiyao Group Co. Ltd., Class A	29,680	234,003
Zhaojin Mining Industry Co. Ltd., Class H(2)	77,500	184,632
Zhejiang Dahua Technology Co. Ltd., Class A	69,550	150,882
Zhejiang Expressway Co. Ltd., Class H	116,000	95,611
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	41,250	81,545
Zhuzhou CRRC Times Electric Co. Ltd., Class H	32,800	131,654
Zijin Mining Group Co. Ltd., Class H	190,000	415,090
ZTE Corp., Class H(2)	44,303	130,788
ZTO Express Cayman, Inc. ADR	6,900	127,650
		$ 26,782,537
Colombia — 0.6%
Bancolombia SA	13,473	$ 159,741
Bancolombia SA ADR, PFC Shares	3,555	143,338
Cementos Argos SA	64,856	164,536
Ecopetrol SA	615,569	251,293
Geopark Ltd.(2)	6,700	45,024
Grupo Argos SA	19,000	98,832
Security	Shares	Value
Colombia (continued)
Grupo de Inversiones Suramericana SA	5,521	$ 56,182
Interconexion Electrica SA ESP	35,853	184,968
		$ 1,103,914
Croatia — 0.7%
Ericsson Nikola Tesla DD	432	$ 91,477
Hrvatski Telekom DD	7,870	361,667
Koncar-Elektroindustrija DD	331	180,064
Podravka Prehrambena Ind DD	1,328	210,298
Valamar Riviera DD(1)	46,918	300,909
Zagrebacka Banka DD	2,776	80,218
		$ 1,224,633
Czech Republic — 0.7%
CEZ AS	16,579	$ 841,542
Colt CZ Group SE	1,998	61,154
Komercni Banka AS	4,346	211,223
Philip Morris CR AS	81	65,576
		$ 1,179,495
Egypt — 0.6%
Cleopatra Hospital(1)	330,000	$ 52,068
Commercial International Bank - Egypt (CIB)	146,033	232,624
Eastern Co. SAE	268,069	184,584
EFG Holding SAE(1)	79,120	44,378
E-Finance for Digital & Financial Investments	132,499	49,006
ElSewedy Electric Co.	87,156	140,602
Fawry for Banking & Payment Technology Services SAE(1)	217,000	45,509
Juhayna Food Industries	143,563	88,685
Oriental Weavers	149,447	64,242
Talaat Moustafa Group	171,254	174,960
Telecom Egypt Co.	67,509	45,953
		$ 1,122,611
Estonia — 0.5%
Tallink Grupp AS	813,748	$ 566,665
TKM Grupp AS	31,842	336,859
		$ 903,524
Greece — 1.4%
Aegean Airlines SA	3,992	$ 53,604
Alpha Services and Holdings SA	58,420	142,441
Eurobank Ergasias Services and Holdings SA, Class A	72,622	206,103
GEK TERNA SA	4,483	93,045
Hellenic Telecommunications Organization SA	14,171	268,923
JUMBO SA	9,006	284,342

Parametric
Emerging Markets Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Greece (continued)
Metlen Energy & Metals SA	5,537	$ 262,051
Motor Oil (Hellas) Corinth Refineries SA	8,687	210,487
National Bank of Greece SA	19,283	204,660
OPAP SA	15,444	343,154
Public Power Corp. SA	10,354	155,204
Sarantis SA	6,450	98,882
Titan Cement International SA	3,453	160,298
Tsakos Energy Navigation Ltd.	3,420	57,182
		$ 2,540,376
Hungary — 0.7%
Magyar Telekom Telecommunications PLC(1)	28,303	$ 133,829
MOL Hungarian Oil & Gas PLC	38,176	323,263
OTP Bank Nyrt	4,787	353,606
Richter Gedeon Nyrt	11,224	340,408
		$ 1,151,106
Iceland — 0.5%
Alvotech SA(1)(2)	11,700	$ 91,728
Arion Banki Hf.(4)	94,500	113,473
Brim Hf.(1)	74,700	34,882
Eimskipafelag Islands Hf.	8,816	24,938
Festi Hf.	82,975	193,742
Hagar Hf.	70,200	58,600
Heimar Hf.	205,400	57,301
Icelandair Group Hf.(1)	2,300,000	18,130
Islandsbanki Hf.	57,500	48,099
Kvika banki Hf.	300,000	31,274
Reitir fasteignafelag Hf.	73,100	59,536
Sildarvinnslan Hf.	124,800	77,705
Siminn Hf.	678,565	73,083
Syn Hf.(1)	84,000	16,691
		$ 899,182
India — 7.3%
ACC Ltd.	1,578	$ 35,141
Adani Energy Solutions Ltd.(1)	3,600	38,164
Adani Enterprises Ltd.	4,154	113,130
Adani Ports & Special Economic Zone Ltd.	6,719	96,664
Adani Total Gas Ltd.	4,200	29,772
Apollo Hospitals Enterprise Ltd.	2,292	189,443
Ashok Leyland Ltd.	18,600	49,656
Asian Paints Ltd.	3,500	100,518
Aurobindo Pharma Ltd.(1)	7,224	105,298
Avenue Supermarts Ltd.(1)(4)	3,000	148,766
Axis Bank Ltd.	5,372	75,354
Security	Shares	Value
India (continued)
Bajaj Auto Ltd.	1,134	$ 107,738
Bajaj Finance Ltd.	1,332	135,913
Bajaj Finserv Ltd.	3,629	83,822
Bharat Petroleum Corp. Ltd.	18,582	68,099
Bharti Airtel Ltd.	45,721	1,008,524
Biocon Ltd.	20,599	78,496
Britannia Industries Ltd.	2,200	141,634
Cipla Ltd.	9,493	174,203
Coal India Ltd.	25,404	115,748
Container Corp. of India Ltd.	4,000	31,948
Crompton Greaves Consumer Electricals Ltd.	19,469	77,758
Cummins India Ltd.	2,531	86,901
Divi's Laboratories Ltd.	2,050	147,977
DLF Ltd.	20,247	161,498
Dr. Reddy's Laboratories Ltd.	12,585	176,658
Eicher Motors Ltd.	1,260	82,973
Embassy Office Parks REIT	14,200	64,153
GAIL (India) Ltd.	73,508	164,330
Godrej Consumer Products Ltd.	6,175	92,096
Godrej Properties Ltd.(1)	7,400	189,047
Grasim Industries Ltd.	4,143	134,443
Gujarat State Petronet Ltd.	19,482	74,838
Havells India Ltd.	5,343	101,174
HCL Technologies Ltd.	18,017	334,178
HDFC Bank Ltd.	10,704	243,130
Hero MotoCorp Ltd.	843	38,194
Hindalco Industries Ltd.	11,944	88,278
Hindustan Aeronautics Ltd.(5)	900	47,726
Hindustan Unilever Ltd.	9,071	251,838
ICICI Bank Ltd.	9,120	153,301
Indian Hotels Co. Ltd.	9,500	88,393
Indian Oil Corp. Ltd.	29,010	47,297
Indus Towers Ltd.(1)	21,944	105,751
Info Edge India Ltd.	1,700	142,204
Infosys Ltd.	53,369	943,454
Ipca Laboratories Ltd.	6,080	100,811
ITC Hotels Ltd.(1)	3,478	8,004
ITC Ltd.	34,786	175,147
Jio Financial Services Ltd.(1)	25,074	77,441
JSW Steel Ltd.	14,970	182,891
Kotak Mahindra Bank Ltd.	3,824	99,943
Larsen & Toubro Ltd.	4,500	178,122
Lupin Ltd.	3,126	77,734
Mahindra & Mahindra Ltd.	4,776	165,475
Maruti Suzuki India Ltd.	1,314	190,469
Max Healthcare Institute Ltd.	9,725	126,175

Parametric
Emerging Markets Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Nestle India Ltd.	5,590	$ 157,999
NTPC Ltd.	50,126	210,002
Oil & Natural Gas Corp. Ltd.	29,209	84,519
Pidilite Industries Ltd.	960	34,512
Power Grid Corp. of India Ltd.	61,021	221,624
Reliance Industries Ltd.	55,948	928,979
Siemens Energy India Ltd.(1)	641	18,802
Siemens Ltd.	641	21,983
SRF Ltd.	3,200	114,041
Sun Pharmaceutical Industries Ltd.	17,276	374,691
Sun TV Network Ltd.	7,988	58,624
Tata Consultancy Services Ltd.	14,841	605,808
Tata Consumer Products Ltd.	7,384	101,888
Tata Motors Ltd.	12,352	94,131
Tata Power Co. Ltd.	43,199	196,296
Tata Steel Ltd.	67,800	112,852
Tech Mahindra Ltd.	14,661	260,768
Titan Co. Ltd.	4,132	165,082
Torrent Pharmaceuticals Ltd.	2,968	116,723
Tube Investments of India Ltd.	2,406	82,502
UltraTech Cement Ltd.	627	86,402
UPL Ltd.	7,038	55,816
Vedanta Ltd.	20,367	101,133
Vodafone Idea Ltd.(1)	388,069	32,640
Voltas Ltd.	6,353	93,115
Wipro Ltd.	43,898	125,377
Zee Entertainment Enterprises Ltd.	44,401	55,833
Zydus Lifesciences Ltd.	3,597	37,870
		$ 12,897,845
Indonesia — 2.6%
AKR Corporindo Tbk. PT	1,258,400	$ 95,508
Alamtri Resources Indonesia Tbk. PT	1,211,600	138,789
Amman Mineral Internasional PT(1)	122,200	52,476
Aneka Tambang Tbk. PT	939,800	122,837
Aspirasi Hidup Indonesia Tbk. PT	1,088,200	35,035
Astra International Tbk. PT	1,419,500	410,272
Bank Central Asia Tbk. PT	357,600	190,132
Bank Mandiri Persero Tbk. PT	317,400	93,731
Bank Negara Indonesia Persero Tbk. PT	226,000	56,952
Bank Rakyat Indonesia Persero Tbk. PT	505,368	117,048
Barito Renewables Energy Tbk. PT	641,900	232,588
Bukit Asam Tbk. PT	433,000	72,007
Bumi Serpong Damai Tbk. PT(1)	1,396,900	72,786
Chandra Asri Pacific Tbk. PT	254,100	120,712
Charoen Pokphand Indonesia Tbk. PT	346,400	98,777
Security	Shares	Value
Indonesia (continued)
Erajaya Swasembada Tbk. PT	4,907,500	$ 137,549
GoTo Gojek Tokopedia Tbk. PT(1)	66,297,600	338,251
Gudang Garam Tbk. PT(1)	57,100	34,465
Indocement Tunggal Prakarsa Tbk. PT	241,800	77,944
Indofood Sukses Makmur Tbk. PT	271,700	131,060
Indosat Tbk. PT	887,400	93,411
Jasa Marga Persero Tbk. PT	307,000	79,204
Kalbe Farma Tbk. PT	2,457,000	202,518
Lippo Karawaci Tbk. PT(1)	10,490,680	58,209
Medco Energi Internasional Tbk. PT	1,299,520	82,213
Mitra Adiperkasa Tbk. PT	1,163,700	95,811
Mitra Keluarga Karyasehat Tbk. PT(5)	1,185,700	179,257
Perusahaan Gas Negara Tbk. PT	1,365,300	138,546
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,193,000	84,079
Sarana Menara Nusantara Tbk. PT	799,800	27,450
Semen Indonesia Persero Tbk. PT	320,600	50,532
Sumber Alfaria Trijaya Tbk. PT	667,300	86,385
Telkom Indonesia Persero Tbk. PT	2,596,600	409,273
Unilever Indonesia Tbk. PT	309,900	31,968
United Tractors Tbk. PT	130,583	178,457
Vale Indonesia Tbk. PT(1)	212,040	31,790
Waskita Karya Persero Tbk. PT(1)(3)	2,474,900	0
XLSMART Telecom Sejahtera Tbk. PT	485,100	62,804
		$ 4,520,826
Jordan — 0.6%
Arab Bank PLC	52,362	$ 329,502
Arab Potash	5,725	222,249
International General Insurance Holdings Ltd.	4,200	101,052
Jordan Islamic Bank	13,918	82,009
Jordan Petroleum Refinery Co.	23,035	154,330
Jordan Telecommunications Co. PSC(1)	14,640	63,469
Jordanian Electric Power Co.	18,089	56,883
		$ 1,009,494
Kazakhstan — 0.6%
Freedom Holding Corp.(1)(2)	1,000	$ 142,830
Halyk Savings Bank of Kazakhstan JSC GDR(5)	8,992	218,445
Kaspi.KZ JSC ADR	2,740	240,819
KCell JSC GDR(1)(3)(5)	96,329	0
NAC Kazatomprom JSC GDR(5)	13,900	462,870
		$ 1,064,964
Kenya — 0.6%
British American Tobacco Kenya PLC	16,600	$ 47,598

Parametric
Emerging Markets Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Kenya (continued)
East African Breweries PLC	101,980	$ 137,143
Equity Group Holdings PLC	555,500	205,856
KCB Group PLC	434,620	129,462
Safaricom PLC	3,938,372	547,339
		$ 1,067,398
Kuwait — 1.4%
Agility Global PLC	310,166	$ 103,732
Agility Public Warehousing Co. KSC	155,083	133,189
Boubyan Bank KSCP	31,280	69,319
Boubyan Petrochemicals Co. KSCP	2,441	5,535
Burgan Bank SAK	84,871	62,432
Gulf Bank KSCP	134,884	148,041
Kuwait Finance House KSCP	234,518	553,797
Mabanee Co. KPSC	149,705	387,027
Mobile Telecommunications Co. KSCP	213,804	330,260
National Bank of Kuwait SAKP	169,370	526,726
National Industries Group Holding SAK	266,042	216,373
		$ 2,536,431
Lithuania — 0.6%
Apranga PVA	65,809	$ 226,490
KN Energies AB	205,439	69,831
Rokiskio Suris	91,153	416,126
Siauliu Bankas AB	277,296	263,336
		$ 975,783
Malaysia — 2.2%
Axiata Group Bhd.	157,050	$ 76,435
CelcomDigi Bhd.	79,844	70,748
CIMB Group Holdings Bhd.	90,800	149,993
Dialog Group Bhd.	363,831	123,200
Gamuda Bhd.	65,400	64,437
Genting Bhd.	165,500	122,866
Genting Malaysia Bhd.	265,500	105,593
Globetronics Technology Bhd.(1)	582,200	64,207
Hartalega Holdings Bhd.	212,408	109,841
Hong Leong Bank Bhd.	15,800	73,235
IGB Real Estate Investment Trust	192,600	104,475
IHH Healthcare Bhd.	308,400	494,283
IJM Corp. Bhd.	69,480	36,596
Inari Amertron Bhd.	321,600	143,601
IOI Properties Group Bhd.	142,658	60,563
Kossan Rubber Industries Bhd.	210,000	89,176
Kuala Lumpur Kepong Bhd.	14,600	66,428
Magnum Bhd.	192,167	55,474
Security	Shares	Value
Malaysia (continued)
Malayan Banking Bhd.	64,187	$ 148,741
Malaysian Pacific Industries Bhd.	6,600	28,703
Maxis Bhd.	70,100	60,273
MISC Bhd.	43,400	75,467
My EG Services Bhd.	233,600	48,706
Nestle Malaysia Bhd.	2,600	52,397
Petronas Chemicals Group Bhd.	66,900	57,084
Petronas Dagangan Bhd.	56,900	260,245
Petronas Gas Bhd.	19,600	79,463
Press Metal Aluminium Holdings Bhd.	79,740	90,630
Public Bank Bhd.	95,290	98,783
SD Guthrie Bhd.	81,539	89,672
Sports Toto Bhd.	282,081	89,980
Supermax Corp. Bhd.(1)	264,664	48,845
Telekom Malaysia Bhd.	62,300	98,184
Tenaga Nasional Bhd.	30,638	98,536
Top Glove Corp. Bhd.(1)	696,800	142,036
VS Industry Bhd.	999,400	182,157
YTL Corp. Bhd.	241,391	107,357
		$ 3,868,410
Mauritius — 0.7%
Alteo Ltd.	245,799	$ 70,694
CIEL Ltd.	812,195	145,512
Lighthouse Properties PLC	313,039	139,608
MCB Group Ltd.	36,102	361,775
Miwa Sugar Ltd.	245,799	54,251
Phoenix Beverages Ltd.	10,244	143,147
Riveo Ltd.(1)	58,200	24,603
Rogers & Co. Ltd.	95,949	76,346
SBM Holdings Ltd.	497,363	66,751
Sun Ltd., Class A	58,200	45,658
United Basalt Products	21,996	39,443
		$ 1,167,788
Mexico — 5.6%
Alfa SAB de CV, Series A(2)	202,406	$ 146,872
Alsea SAB de CV(2)	101,300	227,131
America Movil SAB de CV, Series B(2)	1,723,905	1,491,786
Arca Continental SAB de CV(2)	17,480	184,092
Bolsa Mexicana de Valores SAB de CV(2)	46,975	98,978
Cemex SAB de CV, Series CPO(2)	663,339	410,306
Coca-Cola Femsa SAB de CV	15,795	148,917
Controladora Alpek SAB de CV(1)(2)	202,406	31,790
Corp. Inmobiliaria Vesta SAB de CV(2)	97,400	266,316
El Puerto de Liverpool SAB de CV, Class C1(2)	47,180	217,273

Parametric
Emerging Markets Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Mexico (continued)
FIBRA Macquarie Mexico(4)	109,968	$ 173,163
Fibra Uno Administracion SA de CV	263,790	341,398
Fomento Economico Mexicano SAB de CV, Series UBD	51,856	545,228
Genomma Lab Internacional SAB de CV, Class B	76,500	89,410
Gruma SAB de CV, Class B	5,355	102,032
Grupo Aeroportuario del Centro Norte SAB de CV	21,300	234,381
Grupo Aeroportuario del Pacifico SAB de CV, Class B(2)	28,787	583,329
Grupo Aeroportuario del Sureste SAB de CV, Class B	13,130	414,625
Grupo Bimbo SAB de CV, Series A(2)	52,145	158,665
Grupo Carso SAB de CV, Series A1(2)	28,800	200,288
Grupo Elektra SAB de CV(1)	2,213	39,497
Grupo Financiero Banorte SAB de CV, Class O(2)	36,700	314,684
Grupo Financiero Inbursa SAB de CV, Class O(1)(2)	83,300	214,128
Grupo Mexico SAB de CV, Series B	141,079	732,067
Grupo Televisa SAB ADR(2)	64,200	116,844
Industrias Penoles SAB de CV(1)(2)	9,580	191,981
Kimberly-Clark de Mexico SAB de CV, Class A	47,400	83,389
Megacable Holdings SAB de CV(2)	48,300	117,483
Nemak SAB de CV(1)(2)(4)	951,700	138,796
Orbia Advance Corp. SAB de CV(2)	49,699	33,554
Prologis Property Mexico SA de CV	152,376	540,723
Promotora y Operadora de Infraestructura SAB de CV	12,415	138,916
Ternium SA ADR	3,000	86,580
Vista Energy SAB de CV ADR(1)	16,200	731,754
Wal-Mart de Mexico SAB de CV	144,480	457,742
		$ 10,004,118
Morocco — 0.7%
Attijariwafa Bank	2,768	$ 197,415
Bank of Africa	1,861	44,628
Banque Centrale Populaire	1,923	55,076
Co. Sucrerie Marocaine et de Raffinage	5,010	128,439
Itissalat Al-Maghrib	18,101	224,256
Label Vie	198	92,068
LafargeHolcim Maroc SA	440	90,270
Societe d'Exploitation des Ports	2,476	199,425
TAQA Morocco SA	215	55,739
TotalEnergies Marketing Maroc SA	316	64,246
		$ 1,151,562
Oman — 0.6%
Bank Muscat SAOG	333,660	$ 221,358
National Bank of Oman SAOG	149,081	111,598
Oman Cement Co. SAOG	72,148	72,157
Oman Flour Mills Co. SAOG	42,841	52,730
Oman Telecommunications Co. SAOG	83,628	177,774
Security	Shares	Value
Oman (continued)
Omani Qatari Telecommunications Co. SAOG	140,637	$ 61,387
Ominvest SAOG	80,025	45,001
OQ Gas Networks SAOC	173,800	59,103
Renaissance Services SAOG	46,857	35,066
Sembcorp Salalah Power & Water Co. SAOG	410,180	102,448
Sohar International Bank SAOG	256,089	87,308
		$ 1,025,930
Pakistan — 0.6%
Engro Holdings Ltd.	94,273	$ 53,454
Fauji Fertilizer Co. Ltd.	72,390	89,778
Habib Bank Ltd.	80,318	42,094
Hub Power Co. Ltd.	173,453	81,314
IBEX Holdings Ltd.(1)	3,200	80,128
Lucky Cement Ltd.	74,155	85,972
Mari Energies Ltd.	38,667	83,478
MCB Bank Ltd.	61,976	59,275
Meezan Bank Ltd.	37,700	35,582
Millat Tractors Ltd.	24,000	48,097
Nishat Mills Ltd.	60,771	21,935
Oil & Gas Development Co. Ltd.	119,800	85,673
Pakistan Petroleum Ltd.	126,971	66,665
Pakistan State Oil Co. Ltd.	39,045	47,775
Systems Ltd.	41,600	78,259
United Bank Ltd.	41,168	68,485
		$ 1,027,964
Panama — 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	6,100	$ 233,630
Copa Holdings SA, Class A	2,134	195,816
		$ 429,446
Peru — 1.2%
Alicorp SAA	39,037	$ 87,433
Cia de Minas Buenaventura SAA ADR	24,350	344,796
Credicorp Ltd.	4,300	869,417
Ferreycorp SAA	125,476	102,350
Southern Copper Corp.(2)	8,743	782,673
		$ 2,186,669
Philippines — 1.2%
Aboitiz Equity Ventures, Inc.	59,700	$ 34,727
Aboitiz Power Corp.	133,700	89,224
Ayala Corp.	6,835	73,367
Ayala Land, Inc.	86,531	38,818
Ayala Land, Inc. GDR, PFC Shares(1)(3)	3,951,800	0

Parametric
Emerging Markets Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Philippines (continued)
Bank of the Philippine Islands	32,774	$ 82,175
BDO Unibank, Inc.	43,932	126,087
Bloomberry Resorts Corp.	250,900	15,326
D&L Industries, Inc.	493,300	50,308
Emperador, Inc.	380,500	89,045
First Gen Corp.	165,322	49,156
Globe Telecom, Inc.	2,461	85,522
GT Capital Holdings, Inc.	4,440	38,909
International Container Terminal Services, Inc.	21,950	134,250
JG Summit Holdings, Inc.	122,158	37,119
Jollibee Foods Corp.	26,326	108,136
Manila Electric Co.	10,790	110,120
Manila Water Co., Inc.	295,100	180,208
Megaworld Corp.	1,361,400	43,458
PLDT, Inc.	7,100	165,405
Puregold Price Club, Inc.	337,403	192,885
Semirara Mining & Power Corp.	86,520	52,680
SM Investments Corp.	9,901	154,124
SM Prime Holdings, Inc.	178,329	77,845
Universal Robina Corp.	50,455	74,743
Wilcon Depot, Inc.	170,900	20,870
		$ 2,124,507
Poland — 2.8%
Allegro.eu SA(1)(4)	33,900	$ 297,453
Asseco Poland SA	5,976	246,764
Bank Polska Kasa Opieki SA(1)	5,843	292,861
Budimex SA	2,710	455,497
CD Projekt SA	6,300	390,097
Cyfrowy Polsat SA(1)	27,364	134,203
Eurocash SA	100,652	295,088
Grupa Azoty SA(1)	9,267	50,848
Grupa Kety SA	575	131,671
KGHM Polska Miedz SA	8,258	263,616
LPP SA	83	339,699
mBank SA(1)	735	160,145
Neuca SA	262	49,327
Orange Polska SA	75,376	193,674
ORLEN SA	36,532	659,707
PGE Polska Grupa Energetyczna SA(1)	51,434	112,338
Powszechna Kasa Oszczednosci Bank Polski SA	19,515	375,194
Powszechny Zaklad Ubezpieczen SA	11,835	184,635
Santander Bank Polska SA	762	117,202
Tauron Polska Energia SA(1)	129,348	203,002
		$ 4,953,021
Security	Shares	Value
Qatar — 1.3%
Aamal Co.	230,000	$ 52,401
Al Meera Consumer Goods Co. QSC	26,954	107,690
Al Rayan Bank	147,361	90,391
Barwa Real Estate Co.	143,634	110,416
Commercial Bank PSQC	49,707	58,706
Gulf International Services QSC	201,811	170,747
Industries Qatar QSC	98,345	338,855
Medicare Group	45,960	57,692
Mesaieed Petrochemical Holding Co.	49,000	18,952
Ooredoo QPSC	39,870	141,896
Qatar Aluminum Manufacturing Co.	204,257	71,911
Qatar Electricity & Water Co. QSC	44,621	187,114
Qatar Gas Transport Co. Ltd.	228,433	286,900
Qatar Islamic Bank QPSC	27,137	157,233
Qatar National Bank QPSC	68,885	315,612
United Development Co. QSC	156,214	44,239
Vodafone Qatar QSC	215,393	139,419
		$ 2,350,174
Romania — 0.7%
Banca Transilvania SA	34,021	$ 218,959
BRD-Groupe Societe Generale SA	27,477	115,890
MED Life SA(1)	112,800	159,888
OMV Petrom SA	2,113,597	343,901
Societatea Nationala de Gaze Naturale ROMGAZ SA	220,460	297,948
Societatea Nationala Nuclearelectrica SA	9,700	88,955
		$ 1,225,541
Russia(6) — 0.0%
Aeroflot PJSC(1)(3)	320,440	$ 0
Alrosa PJSC(1)(3)	177,900	0
Evraz PLC(1)(3)	34,831	0
Federal Grid Co.-Rosseti PJSC(1)(3)	78,095,360	0
GMK Norilskiy Nickel PAO(1)(3)	338,700	0
Inter RAO UES PJSC(1)(3)	6,829,770	0
Magnit PJSC(1)(3)	13,121	0
Magnitogorsk Iron & Steel Works PJSC(1)(3)	182,710	0
MMC Norilsk Nickel PJSC ADR(1)(3)	5	0
Mobile TeleSystems PJSC(1)(3)	89,417	0
Moscow Exchange MICEX-Rates PJSC(1)(3)	47,890	0
Novatek PJSC(1)(3)	23,410	0
OGK-2 PJSC(1)(3)	12,211,000	0
PhosAgro PJSC(1)(3)	2,547	0
PhosAgro PJSC GDR(1)(3)(5)	49	0
PhosAgro PJSC GDR(1)(3)(5)	2	0
PIK-Spetsializirovannyy Zastroyshchik PAO(1)(3)	20,850	0

Parametric
Emerging Markets Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Russia (continued)
Rostelecom PJSC(1)(3)	107,057	$ 0
RusHydro PJSC(1)(3)	16,550,080	0
Sberbank of Russia PJSC(1)(3)	123,888	0
Severstal PAO GDR(1)(3)(5)	13,622	0
Sistema AFK PAO(1)(3)	453,878	0
Surgutneftegas PAO, PFC Shares(1)(3)	260,300	0
Unipro PJSC(1)(3)	1,521,000	0
		$ 0
Saudi Arabia — 4.6%
Abdullah Al Othaim Markets Co.	23,030	$ 55,398
ACWA Power Co.	600	51,451
Ades Holding Co.	17,000	68,631
Advanced Petrochemical Co.(1)	4,088	32,825
Al Hammadi Holding	8,581	91,802
Al Moammar Information Systems Co.	1,700	59,686
Al Rajhi Bank	10,900	283,160
Alandalus Property Co.	10,258	59,608
Aldrees Petroleum and Transport Services Co.	2,362	86,814
Almarai Co. JSC	23,145	326,021
Arabian Centres Co.(4)	8,297	43,818
Arabian Internet & Communications Services Co.	2,600	198,951
Arriyadh Development Co.	9,090	83,157
Astra Industrial Group Co.	1,316	52,464
Banque Saudi Fransi	23,210	113,690
Catrion Catering Holding Co.	3,323	104,369
Dallah Healthcare Co.	3,734	121,557
Dar Al Arkan Real Estate Development Co.(1)	39,620	231,383
Dr. Sulaiman Al Habib Medical Services Group Co.	7,270	554,952
Elm Co.	2,385	659,981
Emaar Economic City(1)	14,344	58,202
Etihad Etisalat Co.	9,420	157,807
Fawaz Abdulaziz Al Hokair & Co.(1)	16,655	61,226
Herfy Food Services Co.(1)	4,801	31,413
Jarir Marketing Co.	70,160	236,271
Leejam Sports Co. JSC	1,692	63,247
Maharah Human Resources Co.	37,080	56,514
Mobile Telecommunications Co. Saudi Arabia	27,145	92,379
Mouwasat Medical Services Co.	5,978	115,721
Nahdi Medical Co.	3,400	102,989
National Agriculture Development Co.(1)	11,300	67,063
National Co. for Learning & Education	1,400	58,509
National Gas & Industrialization Co.	7,147	168,768
National Medical Care Co.	1,900	75,593
Riyad Bank	16,422	134,812
SABIC Agri-Nutrients Co.	2,468	65,014
Security	Shares	Value
Saudi Arabia (continued)
Sahara International Petrochemical Co.	6,353	$ 32,204
Saudi Arabian Mining Co.(1)	12,078	164,627
Saudi Arabian Oil Co.(4)	98,752	667,662
Saudi Awwal Bank	4,956	46,375
Saudi Basic Industries Corp.	9,127	148,411
Saudi Ceramic Co.(1)	10,566	79,368
Saudi Chemical Co. Holding(1)	71,250	161,225
Saudi Electricity Co.	79,968	319,344
Saudi Ground Services Co.	9,867	131,213
Saudi Industrial Investment Group	10,164	40,995
Saudi Kayan Petrochemical Co.(1)	11,609	17,861
Saudi National Bank	20,920	199,326
Saudi Pharmaceutical Industries & Medical Appliances Corp.(1)	9,738	66,202
Saudi Public Transport Co.(1)	16,000	70,155
Saudi Telecom Co.	52,115	661,640
Saudia Dairy & Foodstuff Co.	1,526	124,297
Savola Group(1)	7,032	58,750
Seera Group Holding(1)	22,676	148,029
United Electronics Co.	4,423	110,781
United International Transportation Co.	3,246	63,969
Yanbu National Petrochemical Co.	5,300	45,187
		$ 8,182,867
Slovenia — 0.7%
Cinkarna Celje DD	1,370	$ 49,123
Krka DD Novo mesto	3,984	784,247
Luka Koper	1,400	72,856
Petrol DD Ljubljana	2,020	100,649
Pozavarovalnica Sava DD	2,485	133,545
Telekom Slovenije DD	659	66,395
Zavarovalnica Triglav DD	1,406	74,902
		$ 1,281,717
South Africa — 5.4%
Anglo American Platinum Ltd.(2)	1,244	$ 42,600
Anglogold Ashanti PLC	9,504	395,671
Aspen Pharmacare Holdings Ltd.	54,491	357,815
AVI Ltd.	13,138	63,909
Barloworld Ltd.	41,807	243,515
Bid Corp. Ltd.	13,100	329,203
Bidvest Group Ltd.	42,642	540,589
Capitec Bank Holdings Ltd.	932	172,985
Clicks Group Ltd.	13,500	287,557
DataTec Ltd.	72,300	225,027
Discovery Ltd.	12,290	136,513

Parametric
Emerging Markets Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Africa (continued)
Equites Property Fund Ltd.	104,000	$ 84,881
Exxaro Resources Ltd.	51,110	418,430
FirstRand Ltd.	36,935	144,613
Fortress Real Estate Investments Ltd., Class B	66,018	70,156
Foschini Group Ltd.	12,308	85,752
Gold Fields Ltd.	15,697	352,067
Growthpoint Properties Ltd.	255,900	180,398
Harmony Gold Mining Co. Ltd.	18,553	291,512
Hyprop Investments Ltd.(2)	31,700	72,647
Impala Platinum Holdings Ltd.(1)	18,462	109,796
Kumba Iron Ore Ltd.	2,760	48,226
Life Healthcare Group Holdings Ltd.	258,186	203,401
Mr. Price Group Ltd.	12,155	155,351
MTN Group Ltd.	121,000	800,816
MultiChoice Group(1)	20,757	121,329
Naspers Ltd., Class N	4,507	1,185,080
NEPI Rockcastle NV	38,480	295,155
Netcare Ltd.	149,337	109,730
Pick n Pay Stores Ltd.(1)(2)	14,362	21,666
Redefine Properties Ltd.	579,291	144,120
Resilient REIT Ltd.(2)	17,563	57,298
Reunert Ltd.	30,146	100,369
Sanlam Ltd.	28,912	131,638
Sasol Ltd.(1)	10,993	37,970
Shoprite Holdings Ltd.	21,115	324,879
Sibanye Stillwater Ltd.(1)	48,312	55,197
SPAR Group Ltd.(1)	14,831	91,392
Standard Bank Group Ltd.	16,101	201,072
Telkom SA SOC Ltd.(1)	33,018	69,940
Thungela Resources Ltd.(2)	2,700	13,432
Tiger Brands Ltd.	10,940	170,611
Vodacom Group Ltd.	50,500	373,661
Wilson Bayly Holmes-Ovcon Ltd.	12,023	124,246
Woolworths Holdings Ltd.	46,024	142,708
Zeda Ltd.	41,807	23,518
		$ 9,608,441
South Korea — 4.6%
Alteogen, Inc.(1)	757	$ 186,722
Amorepacific Corp.	852	74,722
Amorepacific Holdings Corp.	2,180	35,266
BGF Retail Co. Ltd.	520	39,294
Celltrion Pharm, Inc.(1)	1,487	50,214
Celltrion, Inc.	5,166	585,859
CJ CheilJedang Corp.	423	71,142
CJ Logistics Corp.	566	33,018
Security	Shares	Value
South Korea (continued)
Coway Co. Ltd.	2,548	$ 156,881
DL E&C Co. Ltd.	1,924	58,806
E-MART, Inc.	1,232	79,259
GS Holdings Corp.	1,569	42,663
Hankook Tire & Technology Co. Ltd.	1,479	42,959
Hanmi Pharm Co. Ltd.	352	66,580
Hanwha Solutions Corp.	3,687	77,516
HD Hyundai Co. Ltd.	1,210	66,919
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	993	189,958
HLB, Inc.(1)	1,969	78,520
Hugel, Inc.(1)	653	167,327
HYBE Co. Ltd.	500	94,090
Hyundai Department Store Co. Ltd.	1,615	67,842
Hyundai Engineering & Construction Co. Ltd.	2,645	77,513
Hyundai Glovis Co. Ltd.	1,516	121,556
Hyundai Mobis Co. Ltd.	792	148,665
Hyundai Motor Co.	1,500	200,999
Hyundai Steel Co.	3,449	59,376
Kakao Corp.	5,676	152,484
Kangwon Land, Inc.	5,706	65,135
KB Financial Group, Inc.	3,231	204,195
Kia Corp.	3,041	193,265
Korea Electric Power Corp.	4,640	83,683
Korea Zinc Co. Ltd.	283	157,819
Krafton, Inc.(1)	763	199,755
KT&G Corp.	3,552	286,697
Kumho Petrochemical Co. Ltd.	743	62,168
LG Chem Ltd.	652	98,817
LG Corp.	1,914	89,630
LG Electronics, Inc.	909	45,628
LG H&H Co. Ltd.	461	109,230
LG Uplus Corp.	7,151	60,380
Medytox, Inc.	351	43,122
Mezzion Pharma Co. Ltd.(1)	1,597	45,272
NAVER Corp.	2,921	411,001
NCSoft Corp.	372	38,292
Orion Corp. of Republic of Korea	1,268	109,909
POSCO Holdings, Inc.	619	113,124
S-1 Corp.	1,533	68,326
Samsung Biologics Co. Ltd.(1)(4)	429	317,489
Samsung C&T Corp.	554	47,677
Samsung Electro-Mechanics Co. Ltd.	443	36,549
Samsung Electronics Co. Ltd.	29,314	1,143,760
Samsung SDI Co. Ltd.	523	64,763
Samsung SDS Co. Ltd.	570	51,366
Shinhan Financial Group Co. Ltd.	1,769	63,932

Parametric
Emerging Markets Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
SK Hynix, Inc.	3,240	$ 404,265
SK Innovation Co. Ltd.	1,810	120,222
SK, Inc.	563	52,399
S-Oil Corp.	2,051	74,914
Yuhan Corp.	2,343	187,764
Zyle Motors Corp.(1)(3)	5,113	0
		$ 8,076,698
Sri Lanka — 0.6%
Aitken Spence PLC	109,000	$ 45,893
Ceylon Tobacco Co. PLC	8,180	36,927
Chevron Lubricants Lanka PLC	64,215	31,031
Commercial Bank of Ceylon PLC	215,184	98,143
Dialog Axiata PLC	1,107,719	52,499
Hatton National Bank PLC	123,656	121,479
John Keells Holdings PLC	4,786,870	331,032
Lanka IOC PLC	93,858	40,437
Melstacorp PLC	426,058	187,221
Sampath Bank PLC	293,638	106,594
Teejay Lanka PLC	251,029	39,092
		$ 1,090,348
Taiwan — 7.3%
Accton Technology Corp.	3,000	$ 55,879
Acer, Inc.	119,519	130,601
Advantech Co. Ltd.	9,565	100,205
Airtac International Group	4,178	114,754
ASE Technology Holding Co. Ltd.	23,561	100,398
Asia Cement Corp.	51,000	71,836
Asustek Computer, Inc.	7,325	133,951
AUO Corp.	150,269	57,816
Catcher Technology Co. Ltd.	12,183	82,932
Cathay Financial Holding Co. Ltd.	71,295	131,362
Center Laboratories, Inc.	133,088	148,742
Chailease Holding Co. Ltd.	13,278	47,776
Cheng Shin Rubber Industry Co. Ltd.	110,672	170,935
China Airlines Ltd.	124,000	81,686
China Motor Corp.	14,926	33,476
China Steel Corp.	335,734	217,117
Chong Hong Construction Co. Ltd.	15,000	41,095
Chunghwa Telecom Co. Ltd.	139,746	564,980
CTBC Financial Holding Co. Ltd.	134,275	165,459
Delta Electronics, Inc.	12,151	127,321
Eclat Textile Co. Ltd.(1)	7,159	93,313
EVA Airways Corp.	81,861	98,326
Evergreen International Storage & Transport Corp.	93,000	84,182
Security	Shares	Value
Taiwan (continued)
Evergreen Marine Corp. Taiwan Ltd.	34,576	$ 224,017
Far Eastern Department Stores Ltd.	70,990	52,109
Far Eastern New Century Corp.	139,695	143,753
Far EasTone Telecommunications Co. Ltd.	73,084	195,979
Feng Hsin Steel Co. Ltd.	32,260	60,691
Feng TAY Enterprise Co. Ltd.	20,160	71,363
Formosa Chemicals & Fibre Corp.	108,014	84,408
Formosa Petrochemical Corp.	79,320	86,835
Formosa Plastics Corp.	85,183	90,757
Formosa Taffeta Co. Ltd.	98,149	50,877
Fubon Financial Holding Co. Ltd.	67,975	180,163
Giant Manufacturing Co. Ltd.	18,868	77,023
Great Wall Enterprise Co. Ltd.	56,455	105,645
Highwealth Construction Corp.	69,220	88,471
Hiwin Technologies Corp.	17,069	117,825
Hon Hai Precision Industry Co. Ltd.	45,443	202,462
Hotai Motor Co. Ltd.	12,240	238,246
Huaku Development Co. Ltd.	14,300	46,649
Innolux Corp.	183,091	78,410
International Games System Co. Ltd.	16,000	414,814
Inventec Corp.	89,966	114,918
Largan Precision Co. Ltd.	795	56,677
Lien Hwa Industrial Holdings Corp.	88,576	121,388
Lite-On Technology Corp.	34,000	102,824
Makalot Industrial Co. Ltd.	13,260	117,983
MediaTek, Inc.	6,462	274,590
Medigen Vaccine Biologics Corp.(1)	20,759	35,919
Mega Financial Holding Co. Ltd.	120,913	143,195
Merida Industry Co. Ltd.	17,657	73,236
momo.com, Inc.	4,158	42,055
Nan Kang Rubber Tire Co. Ltd.	95,253	116,430
Nan Ya Plastics Corp.	125,214	119,994
Nien Made Enterprise Co. Ltd.	11,000	134,704
Novatek Microelectronics Corp.	9,000	146,369
Oneness Biotech Co. Ltd.(1)	22,697	44,433
Pegatron Corp.	23,028	58,509
Polaris Group(1)	27,979	32,269
Pou Chen Corp.	151,819	156,338
President Chain Store Corp.	20,664	168,981
Quanta Computer, Inc.(1)	12,508	93,969
Realtek Semiconductor Corp.	6,002	98,667
Ruentex Development Co. Ltd.	73,133	75,279
Ruentex Industries Ltd.	46,302	79,572
St. Shine Optical Co. Ltd.	22,000	118,472
TA Chen Stainless Pipe Co., Ltd.	67,872	89,208
Tainan Spinning Co. Ltd.	147,822	55,667

Parametric
Emerging Markets Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Taiwan Fertilizer Co. Ltd.	37,000	$ 59,349
Taiwan High Speed Rail Corp.	104,000	88,292
Taiwan Mobile Co. Ltd.	76,296	270,889
Taiwan Semiconductor Manufacturing Co. Ltd.	79,369	2,248,885
Tatung Co. Ltd.(1)	86,000	109,362
TCC Group Holdings Co. Ltd.	172,073	159,909
Teco Electric & Machinery Co. Ltd.	120,000	183,900
Tong Yang Industry Co. Ltd.	20,608	84,796
TTY Biopharm Co. Ltd.	94,096	227,068
Tung Ho Steel Enterprise Corp.	32,200	65,028
Unimicron Technology Corp.	21,000	61,951
Uni-President Enterprises Corp.	211,831	509,064
United Microelectronics Corp.	102,090	143,258
Voltronic Power Technology Corp.	4,000	187,565
Walsin Lihwa Corp.	74,000	47,938
Wei Chuan Foods Corp.	179,000	91,030
Yageo Corp.	3,779	54,184
Yang Ming Marine Transport Corp.	68,621	146,607
Yieh Phui Enterprise Co. Ltd.	92,154	45,586
		$ 12,920,946
Thailand — 4.5%
Advanced Info Service PCL(7)	63,400	$ 559,231
Airports of Thailand PCL(7)	209,700	239,474
Asset World Corp. PCL(7)	613,200	40,272
B Grimm Power PCL(7)	72,100	24,301
Bangkok Bank PCL(7)	17,300	72,458
Bangkok Chain Hospital PCL(7)	316,800	143,004
Bangkok Dusit Medical Services PCL, Class F(7)	746,100	535,055
Bangkok Expressway & Metro PCL(7)	471,900	83,435
Bangkok Land PCL(7)	2,263,800	27,811
Banpu PCL(7)	131,633	16,918
BTS Group Holdings PCL(1)(7)	331,100	50,129
Bumrungrad Hospital PCL(7)	65,400	322,218
Carabao Group PCL(7)	27,500	51,381
Central Pattana PCL(7)	81,600	123,366
Central Retail Corp. PCL(7)	154,166	109,126
Charoen Pokphand Foods PCL(7)	188,700	149,466
Chularat Hospital PCL(7)	1,881,100	100,126
CP ALL PCL(7)	183,700	282,856
CP Axtra PCL(7)	83,872	63,318
CPN Retail Growth Leasehold REIT(7)	146,500	53,932
Delta Electronics Thailand PCL(7)	422,400	1,238,157
Electricity Generating PCL(7)	12,700	39,467
Energy Absolute PCL(1)(7)	252,000	16,361
Global Power Synergy PCL, Class F(7)	43,300	40,348
Security	Shares	Value
Thailand (continued)
Gulf Development PCL(1)(7)	346,489	$ 508,246
Hana Microelectronics PCL(7)	140,900	81,451
Home Product Center PCL(7)	409,255	103,690
Indorama Ventures PCL(7)	172,600	98,062
Jasmine International PCL(1)(7)	603,355	27,396
Jaymart Group Holdings PCL(7)	164,100	41,892
Kasikornbank PCL(7)	32,000	152,815
KCE Electronics PCL(7)	152,800	79,378
Land & Houses PCL(7)	489,100	62,002
Mega Lifesciences PCL(7)	111,800	101,386
Minor International PCL(7)	159,544	128,411
PTG Energy PCL(7)	277,800	58,579
PTT Exploration & Production PCL(7)	81,298	241,949
PTT Global Chemical PCL(7)	131,900	68,274
PTT Oil & Retail Business PCL(7)	223,900	97,039
PTT PCL(7)	462,500	428,913
Samart Corp. PCL(1)(7)	297,700	61,992
SCB X PCL(7)	45,300	161,417
SCG Packaging PCL(7)	137,600	57,799
Siam Cement PCL(7)	30,500	145,739
Siam Global House PCL(7)	121,413	25,576
Sri Trang Agro-Industry PCL(7)	89,600	36,118
Stecon Group PCL(1)(7)	251,357	55,398
Thai Beverage PCL(7)	371,300	142,300
Thai Oil PCL(7)	63,600	50,877
True Corp. PCL(1)(7)	1,343,814	486,507
VGI PCL(1)(7)	729,400	49,875
WHA Corp. PCL(7)	1,020,100	92,254
		$ 8,027,545
Tunisia — 0.5%
Banque de Tunisie	38,193	$ 66,362
Banque Internationale Arabe de Tunisie	3,152	108,395
Banque Nationale Agricole	24,362	75,599
Carthage Cement(1)	150,032	103,226
Euro Cycles SA	8,418	38,748
Poulina Group	32,719	156,892
Societe D'Articles Hygieniques SA	16,810	67,910
Societe Frigorifique et Brasserie de Tunis SA	57,148	227,711
Telnet Holding	12,212	28,916
		$ 873,759
Turkey — 4.3%
AG Anadolu Grubu Holding AS	6,200	$ 44,151
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	289,000	160,115
Akbank TAS	87,196	110,802

Parametric
Emerging Markets Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Turkey (continued)
Aksa Akrilik Kimya Sanayii AS	399,624	$ 99,422
Aksa Enerji Uretim AS	121,924	98,791
Anadolu Efes Biracilik Ve Malt Sanayii AS	21,780	90,580
Arcelik AS(1)	40,551	120,178
Aselsan Elektronik Sanayi Ve Ticaret AS	34,112	120,172
Aygaz AS	17,910	59,601
Baticim Bati Anadolu Cimento Sanayii AS(1)	564,200	77,577
Bera Holding AS(1)	62,496	23,655
BIM Birlesik Magazalar AS	34,552	405,926
Can2 Termik AS(1)	873,025	36,605
Coca-Cola Icecek AS	88,600	120,229
Dogan Sirketler Grubu Holding AS	178,300	72,432
Dogus Otomotiv Servis ve Ticaret AS	18,700	95,221
EGE Endustri VE Ticaret AS	280	64,957
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(1)	301,130	90,692
Enerjisa Enerji AS(4)	68,903	97,129
Enerya Enerji AS	1,117,241	117,670
Enka Insaat ve Sanayi AS	89,018	148,517
Eregli Demir ve Celik Fabrikalari TAS	248,228	145,764
Fenerbahce Futbol AS(1)	17,500	19,038
Ford Otomotiv Sanayi AS	8,241	190,136
Gubre Fabrikalari TAS(1)	7,200	51,658
Haci Omer Sabanci Holding AS	44,727	85,550
Hektas Ticaret TAS(1)	652,874	52,596
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	42,459	73,624
Is Gayrimenkul Yatirim Ortakligi AS(1)	221,310	82,756
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	97,127	58,962
KOC Holding AS	35,594	128,154
Logo Yazilim Sanayi Ve Ticaret AS	49,980	178,070
Mavi Giyim Sanayi Ve Ticaret AS, Class B(4)	123,040	103,608
MIA Teknoloji AS(1)	162,900	148,161
Migros Ticaret AS	6,379	79,547
MLP Saglik Hizmetleri AS(1)(4)	21,619	184,035
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	368,337	46,316
Oyak Cimento Fabrikalari AS(1)	202,799	124,139
Pegasus Hava Tasimaciligi AS(1)	16,800	97,705
Petkim Petrokimya Holding AS(1)	175,096	73,794
Reeder Teknoloji Sanayi VE Ticaret AS(1)	173,700	51,519
Sasa Polyester Sanayi AS(1)	1,202,800	132,673
Selcuk Ecza Deposu Ticaret ve Sanayi AS	85,509	143,031
Sinpas Gayrimenkul Yatirim Ortakligi AS(1)	1,363,146	116,036
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS(1)	118,700	94,070
Sok Marketler Ticaret AS	51,800	50,812
Tofas Turk Otomobil Fabrikasi AS	18,438	96,425
Torunlar Gayrimenkul Yatirim Ortakligi AS	78,100	124,705
Security	Shares	Value
Turkey (continued)
Turk Altin Isletmeleri AS(1)	105,052	$ 68,364
Turk Hava Yollari AO(1)	22,374	166,013
Turk Telekomunikasyon AS(1)	174,514	238,401
Turkcell Iletisim Hizmetleri AS	316,189	741,638
Turkiye Is Bankasi AS, Class C	315,539	84,957
Turkiye Petrol Rafinerileri AS	234,703	762,861
Turkiye Sise ve Cam Fabrikalari AS	78,410	70,056
Ulker Biskuvi Sanayi AS(1)	16,690	46,417
Yapi ve Kredi Bankasi AS(1)	133,100	79,159
Ziraat Gayrimenkul Yatirim Ortakligi AS	379,600	239,193
Zorlu Enerji Elektrik Uretim AS(1)	903,000	75,271
		$ 7,559,636
United Arab Emirates — 2.4%
Abu Dhabi Commercial Bank PJSC	41,744	$ 132,280
Abu Dhabi National Oil Co. for Distribution PJSC	433,000	397,349
ADNOC Drilling Co. PJSC	407,000	543,011
ADNOC Gas PLC	75,600	65,258
Agthia Group PJSC	56,748	69,863
Air Arabia PJSC	212,497	202,187
Aldar Properties PJSC	44,073	99,250
Apex Investment Co. PSC(1)	127,200	136,115
Borouge PLC	162,000	113,889
Dana Gas PJSC	421,411	85,484
Dubai Electricity & Water Authority PJSC	861,560	628,675
Dubai Investments PJSC	212,181	134,224
Dubai Islamic Bank PJSC	109,508	225,618
Emaar Development PJSC	62,700	228,493
Emaar Properties PJSC	47,938	171,295
Emirates Telecommunications Group Co. PJSC	111,500	528,371
Fertiglobe PLC	170,700	105,622
First Abu Dhabi Bank PJSC	66,119	270,533
Modon Holding PSC(1)	107,300	89,237
Multiply Group PJSC(1)	159,900	93,946
		$ 4,320,700
Vietnam — 2.2%
Bank for Foreign Trade of Vietnam JSC(1)	216,725	$ 479,170
Bao Viet Holdings	28,030	49,774
FLC Faros Construction JSC(1)(3)	2	0
Gelex Group JSC	158,500	162,189
Gemadept Corp.	55,866	113,939
Hoa Phat Group JSC(1)	777,245	762,846
Hoa Sen Group	110,622	59,176
KIDO Group Corp.	33,828	73,897
Kinh Bac City Development Holding Corp.(1)	38,613	34,218

Parametric
Emerging Markets Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam (continued)
Masan Group Corp.(1)	103,896	$ 250,572
Novaland Investment Group Corp.(1)	94,187	41,436
PetroVietnam Drilling & Well Services JSC(1)	109,672	74,188
Petrovietnam Fertilizer & Chemicals JSC	64,000	80,689
PetroVietnam Gas JSC	36,646	82,457
PetroVietnam Power Corp.(1)	169,700	77,553
PetroVietnam Technical Services Corp.	27,400	26,954
Phat Dat Real Estate Development Corp.(1)	34,632	20,688
Phu Nhuan Jewelry JSC	4	11
Saigon Beer Alcohol Beverage Corp.	29,220	54,202
Thaiholdings JSC(1)	48,620	51,800
Vietjet Aviation JSC(1)	109,066	361,846
Vietnam Construction and Import-Export JSC(1)	84,022	69,024
Vietnam Dairy Products JSC	92,092	204,289
Vincom Retail JSC(1)	132,380	120,874
Vingroup JSC(1)	156,347	410,731
Vinh Hoan Corp.	28,080	54,059
Vinhomes JSC(1)(4)	101,620	229,139
		$ 3,945,721
Total Common Stocks (identified cost $131,729,770)		$177,130,978

Warrants — 0.0%†
Security	Shares	Value
Malaysia — 0.0%†
Supermax Corp. Bhd., Exp. 3/1/30(1)	13,233	$ 752
Top Glove Corp. Bhd., Exp. 2/9/30(1)	34,840	1,776
Total Warrants (identified cost $0)		$ 2,528

Short-Term Investments — 0.8%
Affiliated Fund — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(8)	95,941	$ 95,941
Total Affiliated Fund (identified cost $95,941)		$ 95,941

Securities Lending Collateral — 0.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(9)	1,230,504	$ 1,230,504
Total Securities Lending Collateral (identified cost $1,230,504)		$ 1,230,504
Total Short-Term Investments (identified cost $1,326,445)		$ 1,326,445

Total Investments — 100.8% (identified cost $133,056,215)	$178,459,951
Other Assets, Less Liabilities — (0.8)%	$ (1,391,373)
Net Assets — 100.0%	$177,068,578
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at April 30, 2025. The aggregate market value of securities on loan at April 30, 2025 was $7,968,753 and the total market value of the collateral received by the Fund was $8,380,812, comprised of cash of $1,230,504 and U.S. government and/or agencies securities of $7,150,308.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $5,405,867 or 3.1% of the Fund's net assets.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2025, the aggregate value of these securities is $908,298 or 0.5% of the Fund's net assets.
(6)	Trading of securities has been sanctioned.
(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(8)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2025.
(9)	Represents investment of cash collateral received in connection with securities lending.

Parametric
Emerging Markets Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	12.5%	$22,212,871
Communication Services	10.4	18,451,195
Consumer Staples	10.3	18,253,188
Industrials	10.2	18,140,460
Consumer Discretionary	10.2	18,036,879
Information Technology	9.4	16,695,598
Materials	8.9	15,670,352
Health Care	8.4	14,900,533
Energy	8.0	14,108,494
Utilities	6.3	11,073,365
Real Estate	5.4	9,590,571
Short-Term Investments	0.8	1,326,445
Total Investments	100.8%	$178,459,951
Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares
The Fund did not have any open derivative instruments at April 30, 2025.
Affiliated Investments
At April 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $95,941, which represents 0.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$779,580	$2,940,072	$(3,623,711)	$ —	$ —	$95,941	$2,943	95,941
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Parametric
Emerging Markets Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Africa	$ 1,122,611	$ 14,815,518	$ —	$ 15,938,129
Asia	4,420,867	82,610,524	45,642	87,077,033
Developed Europe	91,728	807,454	—	899,182
Emerging Europe	57,182	23,490,497	0	23,547,679
Latin America	29,631,656	—	—	29,631,656
Middle East	101,052	19,936,247	—	20,037,299
Total Common Stocks	$35,425,096	$141,660,240**	$45,642	$177,130,978
Warrants	$ 2,528	$ —	$ —	$ 2,528
Short-Term Investments:
Affiliated Fund	95,941	—	—	95,941
Securities Lending Collateral	1,230,504	—	—	1,230,504
Total Investments	$36,754,069	$141,660,240	$45,642	$178,459,951
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended April 30, 2025 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.